Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Short-Term Borrowings
Note 9 - Short-Term Borrowings

Short-term borrowings at December 31, 2011 consisted of federal funds purchased of $1,350,000 and $28,100,000 of FHLB borrowings. The December 31, 2010 borrowings consisted of $7,700,000 of federal funds purchased and $10,000,000 of FHLB borrowings.

The outstanding balances and related information of short-term borrowings are summarized as follows:

Years Ended December 31,
2011	2010
(Dollars in Thousands)

Average balance during the year	$24,833	$31,945
Average interest rate during the year	0.24%	0.43%
Maximum month-end balance	$36,275	$50,775
Weighted average interest rate at end of the year	0.15%	0.37%

At December 31, 2011, the Corporation had approved but unused funding availability from lines of credit of $18,650,000.